WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 10.4%
Automotive - 1.0%
XPEL, Inc. (a)	179,703	$ 9,256,502

Home Construction - 1.8%
Century Communities, Inc.	272,877	17,185,793

Leisure Facilities & Services - 1.5%
Cheesecake Factory, Inc. (The)	250,893	14,541,758

Leisure Products - 1.8%
YETI Holdings, Inc. (a)	388,436	17,755,410

Retail - Discretionary - 3.7%
Academy Sports & Outdoors, Inc.	333,808	18,362,778
Boot Barn Holdings, Inc. (a)	46,967	8,382,670
Sonic Automotive, Inc. - Class A	158,128	9,481,355
		36,226,803
Wholesale - Discretionary - 0.6%
Climb Global Solutions, Inc.	48,205	5,716,631

Consumer Staples - 3.9%
Food - 1.0%
J & J Snack Foods Corporation	98,452	9,352,940

Household Products - 2.9%
Central Garden & Pet Company - Class A (a)	303,626	9,312,209
Interparfums, Inc.	198,736	19,390,672
		28,702,881
Energy - 5.2%
Oil & Gas Producers - 5.2%
Gulfport Energy Corporation (a)	55,956	11,424,536
Infinity Natural Resources, Inc. - Class A (a)	513,629	8,156,429
Magnolia Oil & Gas Corporation - Class A	405,482	10,343,846
Northern Oil and Gas, Inc.	834,476	20,861,900
		50,786,711

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 24.6%
Banking - 18.6%
Atlantic Union Bankshares Corporation	521,024	$ 20,236,572
Banner Corporation	298,758	18,475,195
City Holding Company	156,755	19,294,973
Coastal Financial Corporation (a)	85,363	8,176,068
FB Financial Corporation	334,843	19,263,518
First Bancorp	330,797	19,163,070
National Bank Holdings Corporation - Class A	385,962	15,507,953
Renasant Corporation	525,429	19,813,928
Seacoast Banking Corporation of Florida	595,623	19,917,633
Simmons First National Corporation - Class A	1,009,526	20,523,663
		180,372,573
Institutional Financial Services - 3.2%
Perella Weinberg Partners	511,238	11,405,720
Piper Sandler Companies	55,386	19,182,941
		30,588,661
Insurance - 2.8%
Baldwin Insurance Group, Inc. (The) (a)	745,451	16,340,286
Skyward Specialty Insurance Group, Inc. (a)	236,222	10,540,226
		26,880,512
Health Care - 5.2%
Biotech & Pharma - 2.1%
Prestige Consumer Healthcare, Inc. (a)	310,545	20,020,836

Health Care Facilities & Services - 1.1%
Addus HomeCare Corporation (a)	101,413	10,494,217

Medical Equipment & Devices - 2.0%
Merit Medical Systems, Inc. (a)	244,312	19,811,260

Industrials - 19.3%
Aerospace & Defense - 2.0%
AAR Corporation (a)	185,265	19,621,416

Electrical Equipment - 4.0%
Atmus Filtration Technologies, Inc.	340,606	19,744,930

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Electrical Equipment - 4.0% (Continued)
Hayward Holdings Inc. (a)	1,170,729	$ 18,895,566
		38,640,496
Engineering & Construction - 3.0%
Everus Construction Group, Inc. (a)	205,562	18,190,181
MYR Group, Inc. (a)	43,799	10,951,502
		29,141,683
Industrial Intermediate Products - 3.7%
AZZ, Inc.	129,972	16,154,220
Standex International Corporation	82,908	19,897,920
		36,052,140
Machinery - 3.4%
Alamo Group, Inc.	55,230	10,786,971
Lindsay Corporation	81,173	10,168,542
Thermon Group Holdings, Inc. (a)	262,053	11,857,898
		32,813,411
Transportation & Logistics - 1.1%
ArcBest Corporation	110,647	9,982,572

Transportation Equipment - 2.1%
Blue Bird Corporation (a)	403,795	20,314,927

Materials - 8.1%
Chemicals - 4.4%
Hawkins, Inc.	103,313	13,456,518
Innospec, Inc.	127,817	10,445,205
Sensient Technologies Corporation	198,798	18,790,387
		42,692,110
Construction Materials - 1.9%
Knife River Corporation (a)	276,969	18,604,008

Forestry, Paper & Wood Products - 1.0%
Boise Cascade Company	113,915	9,205,471

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 8.1% (Continued)
Metals & Mining - 0.8%
Centerra Gold, Inc.	483,938	$ 8,110,801

Real Estate - 8.4%
Real Estate Services - 1.2%
Newmark Group, Inc. - Class A	640,880	11,426,890

REITs - 7.2%
COPT Defense Properties	673,003	20,735,223
Four Corners Property Trust, Inc.	827,091	20,387,793
Sunstone Hotel Investors, Inc.	1,048,017	9,191,109
Urban Edge Properties	1,007,491	19,575,550
		69,889,675
Technology - 8.0%
Semiconductors - 3.5%
IPG Photonics Corporation (a)	57,098	5,276,426
Power Integrations, Inc.	230,871	10,606,214
Veeco Instruments, Inc. (a)	584,445	18,252,217
		34,134,857
Software - 4.5%
BlackLine, Inc. (a)	384,239	17,855,587
Donnelley Financial Solutions, Inc. (a)	198,227	10,258,247
Verra Mobility Corporation (a)	810,989	15,652,088
		43,765,922
Utilities - 5.2%
Electric Utilities - 3.1%
Avista Corporation	491,614	20,298,742
Northwestern Energy Group, Inc.	146,466	9,939,183
		30,237,925
Gas & Water Utilities - 2.1%
MDU Resources Group, Inc.	958,023	19,649,052

Total Common Stocks (Cost $794,442,873)		$ 951,976,844

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (b) (Cost $19,867,678)	19,867,678	$ 19,867,678

Investments at Value - 100.4% (Cost $814,310,551)		$ 971,844,522

Liabilities in Excess of Other Assets - (0.4%)		(4,018,726)

Net Assets - 100.0%		$ 967,825,796

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2026.